SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 39,959,201	$ 37,143,759	$ 3,019,069	$ 9,229,845
Short-term investments	273,439,102	16,672,811
Accounts receivable		7,257
Accounts payable and accrued liabilities	(1,639,543)	(5,970,537)	(2,301,457)
Covid-19 government support loans			(30,200)
Convertible debt	(5,800,000)	(6,500,000)
Derivative warrant liability	$ (135,631,585)	$ (35,750,607)	$ (1,002,264)